Other (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other general expense (income) - net
Provisions for environmental matters - net	$ 6,736	$ 9,100	$ 7,089
Loss (gain) on disposition of assets	3,454	(5,469)	2,720
Net income of exit or disposal activities	(4,942)	(900)	(6,006)
Total	5,248	2,731	3,803
Other income - net
Dividend and royalty income	(4,666)	(4,963)	(3,857)
Net expense from financing activities	9,220	8,023	9,256
Foreign currency transaction related (gains) losses	(3,071)	4,748	22
Other income	(21,074)	(22,167)	(14,059)
Other expense	9,651	9,550	7,857
Total	$ (9,940)	$ (4,809)	$ (781)